BONDS PAYABLE AND ACCRUED INTEREST (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jul. 17, 2017	Dec. 31, 2017	Jan. 29, 2013
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount	¥ 300,000,000	¥ 800,000,000
Stated interest rate	0.00%
Interest Expense, Medium-term Notes		¥ 10,256,583
Medium-term Notes [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt maturity date	Jul. 17, 2020
Debt Related Commitment Fees and Debt Issuance Costs	¥ 2,100,000
Debt Instrument, Term	3 years
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount			¥ 800,000,000
Stated interest rate			8.99%
Debt maturity date		Jan. 28, 2019